Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Debt [Table Text Block]

Years Ending December 31,	Total
2012 (remainder)	$35,206
2013	9,193
2014 (a)	261,146
2015	49,315
2016	58,433
Thereafter through 2025	190,588
603,881
Unamortized discount	(999)
Total	$602,882

Years Ending December 31,	Total
2012	$37,518
2013	9,131
2014 (a)	246,081
2015	49,160
2016	58,167
Thereafter through 2025	190,357
590,414
Fair market value adjustments	(1,045)
Total	$589,369